Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	7.66%	2.93%	3.67%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	10.27%	3.01%	3.46%
Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M (with sales charge)
Average Annual Return, Percent	8.36%	2.85%	3.49%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	11.99%	3.52%	3.83%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.75%	4.15%	4.37%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	12.50%	4.02%	4.34%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	12.15%	3.77%	4.09%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.27%	3.01%	3.46%
Without Sales Load [Member] | Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
Average Annual Return, Percent	11.99%	3.53%	3.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	12.85%	4.83%	5.19%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	12.85%	4.83%	5.19%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	12.85%	4.83%	5.19%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	12.85%	4.83%	5.19%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	12.85%	4.83%	5.19%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	12.85%	4.83%	5.19%